Intangible assets	12 Months Ended
Dec. 31, 2017
Intangible assets
Intangible assets

9.Intangible assets

As of December 31, 2015
Cost	6,195,748
Accumulated amortization and impairment	—

Net book amount at December 31, 2015	6,195,748
Additions	—
Amortization charge	—

Net book amount at December 31, 2016	6,195,748

As of December 31, 2016
Cost	6,195,748
Accumulated amortization and impairment	—

Net book amount at December 31, 2016	6,195,748
Additions	—
Amortization charge	—

Net book amount at December 31, 2017	6,195,748

The Directors do not believe that the merger between Motif BioSciences Inc. and Nuprim Inc. meets the definition of an acquisition of a business as set out in IFRS 3 and is therefore accounted for as an acquisition of an asset.

The fair value of the assets acquired under the merger arrangement represent the aggregate estimated value of:

•	11,318,439 ordinary shares in Motif Bio plc at the placing price of 20 pence per share;
•	9,432,033 warrants at the placing price of 20 pence per ordinary share; and
•	a milestone payment of US $500,000 to be paid by Motif BioSciences Inc. to Acino Pharma AG upon completion of the first Phase III trial.

The value of the warrants has been estimated using the Black Scholes option pricing model with appropriate factors for volatility and risk-free interest rate. The Directors considered the separable value of the active pharmaceutical ingredients and determined it did not constitute a material component of the fair value of the assets acquired. No discount has been applied to the expected milestone payment of US $500,000 given management’s expectation that the liability will be settled in early 2018.

Details of the purchase consideration and amounts attributed to net assets acquired are as follows:

US $
Purchase consideration:
Ordinary shares in Motif Bio plc	3,355,375
Warrants to subscribe for ordinary shares in Motif Bio plc	2,340,373

Total purchase consideration	5,695,748

Iclaprim assets	6,195,748
Milestone payment	(500,000)

Net assets acquired	5,695,748

As the IPR&D asset is not yet available for commercial use, no amortization has been charged to date.

The Group performs an impairment test over the asset on an annual basis or when a triggering event has occurred. Based on the results of the test, no impairment was recorded in the years ended December 31, 2017 or 2016.